6. PROPERTY DEPOSITS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pledged for its exploration licenses in Portugal	$ 134,272	$ 177,613
Cash pledged for exploration written off	$ 167,059